Accounts Receivable, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Provision for credit losses	$ 23,283	$ 10,215	$ 408,569	$ 907,021